Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment [Abstract]
Depreciation expense	$ 159	$ 312
Impairment charges of asset
Property and equipment retired	$ 5